Unaudited Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Income Statement [Abstract]
Net revenue		$ 8,465,588	$ 9,218,459
Cost of revenue		(5,990,079)	(6,470,715)
Gross profit		2,475,509	2,747,744
Operating expenses:
Selling expenses		(667,073)	(752,926)
General and administrative expenses		(2,436,926)	(2,468,416)
Research and development expenses		(331,097)	(332,155)
Total operating expenses		(3,435,096)	(3,553,497)
Loss from operations		(959,587)	(805,753)
Other expenses:
Other non-operating income/(expenses), net		32,306	(34,766)
Government subsidy			138,845
Foreign currency exchange losses		(139,017)	(241,996)
Financial and interest (expenses)/income, net		(10,712)	7,530
Total other expenses		(117,423)	(130,387)
Loss before income tax benefit		(1,077,010)	(936,140)
Income tax benefit		105,867	191,820
Net loss		(971,143)	(744,320)
Other comprehensive income
Foreign currency translation adjustment		227,876	295,194
Total comprehensive loss		$ (743,267)	$ (449,126)
Loss per share*
Basic (in Dollars per share)	[1]	$ (0.08)	$ (0.06)
Diluted (in Dollars per share)	[1]	$ (0.08)	$ (0.06)
Weighted average number of ordinary shares
Basic (in Shares)		11,581,250	11,581,250
Diluted (in Shares)		11,581,250	11,581,250

[1]	Basic and diluted loss per share are the same for Class A ordinary shares and Class B ordinary shares.